Subsequent Events (Details)	Jan. 28, 2022 USD ($)	Jan. 06, 2022 shares	Mar. 31, 2022 USD ($)	Jan. 05, 2022 shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Jan. 08, 2021
Subsequent Events (Details) [Line Items]
Interest rate							9.00%
Principle amount					$ 1,255,375	¥ 8,000,000
Restricted ordinary share par value					$ 5,024,599
Restricted ordinary share per shares (in Dollars per share) | $ / shares					$ 0.00166667
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Company agrees to purchase		19.99%
Price percentage		90.00%
Share issued (in Shares) | shares		17,138,305
Loan agreement	$ 1,569,218
Interest rate	4.70%
Fixed asset	$ 2.6
Powerbridge Zhuhai [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ownership interest (in Shares) | shares				0.38
Convertible note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principle amount			$ 1,750,000